UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22548

Wall Street EWM Funds Trust
(Exact name of registrant as specified in charter)

55 E. 52nd Street
New York, NY  10055
(Address of principal executive offices) (Zip code)

Frederick Taylor, President
Wall Street EWM Funds Trust
55 E. 52nd Street
New York, NY  10055
(Name and address of agent for service)

(800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  June 30, 2019

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
June 30, 2019

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Evercore Equity Fund will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website (www.evercoreequityfund.com). Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and don’t need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling 1-800-443-4693.

(This Page Intentionally Left Blank.)

EVERCORE EQUITY FUND
SHAREHOLDER LETTER

Dear Shareholders,

The Evercore Equity Fund had a strong first six months of 2019 gaining 21.06%.  For the equivalent time period, the S&P 500 was up 18.54%.

After a slightly down year in 2018 despite generally strong earnings growth, the equity market was positioned for a rebound.  The strength of the rebound however has been stronger than we expected.  That said, because of the strong earnings growth, the market is still reasonably valued at approximately 17X Next Twelve Month (“NTM”) earnings for the S&P 500. This valuation is slightly above average for the last 25 years but consistent with other periods of low inflation.

For the year to date, Mastercard, Blackstone and American Tower were the largest contributors to performance.  Dorman, 3M and WestRock were the largest detractors to performance in the quarter. Our turnover remains low, consistent with our focus on the long term.  In the year to date through June we have added one new position, Morgan Stanley, while eliminating Core Labs and Dorman. We also added to and trimmed a number of our holdings.

As of June 30th, the Evercore Equity Fund had 35 equity holdings and assets of $176 million.

Sincerely,

Timothy Evnin	Charles Ryan
Portfolio Manager	Portfolio Manager

Michael Seppelt
Portfolio Manager

This report must be preceded or accompanied by a prospectus.

The S&P 500 Index is a market-capitalization weighted index that includes the 500 most widely held common stocks. It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in smaller and medium capitalization companies, which involves additional risks such as limited liquidity and greater volatility than large capitalization companies. The Fund may invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.

Opinions expressed are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments section in this report for a full listing of the Fund’s holdings.

The Evercore Equity Fund is distributed by Quasar Distributors, LLC.

Earnings growth is not a measure of the Fund’s future performance.

EVERCORE EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 95.9%

Chemicals – 2.7%
Celanese Corp.	44,885	$4,838,603

Containers & Packaging – 1.9%
WestRock Co.	90,315	3,293,788

Diversified – 1.7%
3M Co.	17,795	3,084,585

Drugs – 2.8%
Abbott Laboratories	59,110	4,971,151

Electrical Equipment – 4.6%
A.O. Smith Corp.	65,035	3,067,051
Roper Industries, Inc.	13,755	5,037,906
		8,104,957
Financial Services – 16.4%
BlackRock, Inc.	6,810	3,195,933
East West Bancorp, Inc.	57,475	2,688,106
Mastercard, Inc.	28,445	7,524,556
Morgan Stanley	100,865	4,418,895
Synchrony Financial	117,125	4,060,724
The Blackstone Group LP	155,240	6,895,761
		28,783,975
Forest Products – 1.7%
Weyerhaeuser Co. – REIT	113,760	2,996,438

Health Care Services – 8.1%
Thermo Fisher Scientific, Inc.	26,850	7,885,308
UnitedHealth Group, Inc.	26,075	6,362,561
		14,247,869
Insurance – 2.5%
Chubb Ltd. (a)	29,930	4,408,390

Leisure Products – 2.7%
Royal Caribbean Cruises Ltd. (a)	39,065	4,735,069

Office Equipment – 3.0%
Apple, Inc.	26,525	5,249,828

Property Management – 3.1%
CBRE Group, Inc. – Class A (b)	106,495	5,463,193

Restaurants – 2.3%
Domino’s Pizza, Inc.	14,275	3,972,447

Retail – 2.7%
TJX Companies, Inc.	91,120	4,818,426

Semiconductors – 6.9%
Applied Materials, Inc.	62,625	2,812,488
IPG Photonics Corp. (b)	24,835	3,830,799
Texas Instruments, Inc.	48,350	5,548,646
		12,191,933
Services – 10.2%
Accenture PLC – Class A (a)	28,255	5,220,676
Alphabet, Inc. – Class A (b)	1,800	1,949,040
Alphabet, Inc. – Class C (b)	3,527	3,812,370
Amazon.com, Inc. (b)	3,660	6,930,686
		17,912,772
Software – 9.2%
Adobe Systems, Inc. (b)	16,185	4,768,911
Ansys, Inc. (b)	17,305	3,544,410
Microsoft Corp.	58,770	7,872,829
		16,186,150
Specialty Retail – 10.5%
Alibaba Group
Holding Ltd. – (a)(b)	25,270	4,282,001
AutoZone, Inc. (b)	4,400	4,837,668
Home Depot, Inc.	27,610	5,742,052
Nike, Inc. – Class B	42,765	3,590,121
		18,451,842
Telecommunications – 2.9%
American Tower Corp. – REIT	24,730	5,056,048
TOTAL COMMON STOCKS
(Cost $92,051,236)		168,767,464

The accompanying notes are an integral part of these financial statements.

EVERCORE EQUITY FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2019 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT – 4.1%
Invesco Government &
Agency Portfolio,
Institutional Class, 2.31% (c)	7,202,898	$7,202,898
TOTAL SHORT-TERM
INVESTMENT
(Cost $7,202,898)		7,202,898

TOTAL INVESTMENTS
(Cost $99,254,134) – 100.0%		175,970,362
Liabilities in Excess
of Other Assets – 0.0%		(7,344)
TOTAL NET
ASSETS – 100.0%		$175,963,018

(a)	Foreign Domiciled
(b)	Non-income producing security
(c)	The rate shown is the annualized seven day effective yield as of June 30, 2019.
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

EVERCORE EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS:
Investments, at value (cost $99,254,134)	$175,970,362
Receivable for fund shares sold	77,623
Dividends receivable	86,373
Interest receivable	13,612
Prepaid expenses	6,376
Total Assets	176,154,346

LIABILITIES:
Payable for fund shares redeemed	5,054
Investment advisory
fee payable (Note 4)	102,079
Accrued fund administration
and accounting fees	32,084
Accrued legal fees	21,959
Accrued expenses and other payables	30,152
Total Liabilities	191,328
NET ASSETS	$175,963,018

NET ASSETS CONSIST OF:
Capital Stock	$98,296,963
Total distributable earnings	77,666,055
TOTAL NET ASSETS	$175,963,018

Shares outstanding (unlimited shares
authorized, no par value)	9,026,516
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE	$19.49

EVERCORE EQUITY FUND
STATEMENT OF OPERATIONS
For the six months ended June 30, 2019 (Unaudited)

INVESTMENT INCOME:
Dividend and interest income	$1,188,781
Less: foreign taxes withheld	(6,712)
Total investment income	1,182,069

EXPENSES:
Investment advisory fees (Note 4)	599,420
Fund administration and accounting fees	94,026
Federal and state registration fees	27,697
Legal fees	25,364
Trustees’ fees and expenses (Note 4)	22,806
Transfer agent fees and expenses	20,160
Insurance expense	10,765
Audit and tax fees	7,688
Custody fees	4,140
Reports to shareholders	4,036
Total expenses before
expense reimbursement	816,102
Expenses reimbursed
by Adviser (Note 4)	(16,875)
Net expenses	799,227
NET INVESTMENT INCOME	382,842

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on
investment transactions	1,890,661
Change in unrealized appreciation
on investments	27,253,440
Net realized and unrealized
gain on investments	29,144,101
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$29,526,943

The accompanying notes are an integral part of these financial statements.

EVERCORE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2019	2018
	(Unaudited)
OPERATIONS:
Net investment income	$382,842	$198,727
Net realized gain on
investment transactions	1,890,661	1,944,359
Change in unrealized
appreciation
on investments	27,253,440	(9,581,304)
Net increase (decrease)
in net assets resulting
from operations	29,526,943	(7,438,218)

CAPITAL SHARE
TRANSACTIONS:
Proceeds from shares sold	12,092,562	15,748,661
Cost of shares redeemed	(3,179,475)	(13,538,548)
Reinvested distributions	—	2,694,694
Net increase in net assets
resulting from capital
share transactions	8,913,087	4,904,807

DISTRIBUTIONS TO
SHAREHOLDERS	—	(3,024,159)

TOTAL INCREASE
(DECREASE) IN
NET ASSETS	38,440,030	(5,557,570)

NET ASSETS:
Beginning of period	137,522,988	143,080,558
End of period	$175,963,018	$137,522,988

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1. Organization
The Evercore Equity Fund (the “Fund”) is the sole series of Wall Street EWM Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 12, 2011. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is a diversified series with its own investment objectives and policies within the Trust. The Fund seeks to produce growth of capital by investing principally in a diversified portfolio of common stocks. As a secondary objective, the Fund seeks realization of current income through the receipt of interest or dividends from investments by investing in dividend paying securities.  The Fund is the successor in interest to The Wall Street Fund, Inc. (the “Predecessor Fund”). On September 15, 2014, the shareholders of the Predecessor Fund approved the reorganization of the Predecessor Fund into the Fund, and effective as of the close of business on October 1, 2014, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund.  Prior to the reorganization, the Fund had no assets or operations.  Since the Fund’s investment objectives and policies are the same in all material respects as the Predecessor Fund’s, and since the Fund has engaged Evercore Wealth Management, LLC (the “Adviser”) that previously provided services to the Predecessor Fund, the Fund has adopted the prior performance and financial history of the Predecessor Fund.  On March 1, 2016, the Fund’s name changed from “The Wall Street Fund” to “Evercore Equity Fund.”  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates and assumptions.

The accompanying notes are an integral part of these financial statements.

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

(a) Investment Valuation – Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on the over-the-counter market and listed securities for which there were no transactions are valued at the last sale price. Debt securities are valued at the mean price furnished by a national pricing service, subject to review by the Fund’s investment adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Investments in open-end mutual funds (other than exchange-traded funds) are valued at their respective net asset values (“NAV”) on the valuation date.  Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Fund’s investment adviser pursuant to procedures approved by and under supervision of the Fund’s Board of Trustees.

U.S. GAAP requires disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques. The various inputs used in determining the value of each of the Fund’s investments are summarized in the following three broad categories:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of June 30, 2019, the Fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Common
Stocks*	$168,767,464	$—	$—	$168,767,464
Short-Term
Investment	7,202,898	—	—	7,202,898
Total
Investments	$175,970,362	$—	$—	$175,970,362

 * Please refer to the Schedule of Investments for further industry breakout.

(b) Federal Income and Excise Taxes – The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended December 31, 2015.

(c) Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gain, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.

(d) Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discounts and premiums are amortized over the life of the security. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”) may be characterized as ordinary income, net capital gain, or a return of capital.  The proper characterization of REIT and MLP distributions is generally not known until after the end of each calendar year.  The Fund must use estimates in reporting the character of their income and distributions for financial statement purposes.  Due to the nature of REIT and MLP investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. These reclassifications have no effect on net assets, results of operations or NAV per share.

3. Investment Transactions
The aggregate purchases and sales of securities for the six months ended June 30, 2019, excluding short-term investments, were $17,986,182 and $11,104,331, respectively. There were no purchases or sales of long-term U.S. government securities.

4. Investment Adviser
The Fund has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain trustees and officers of the Fund are also officers and directors of the Adviser. Pursuant to this Agreement, the Adviser is entitled to receive a management fee, calculated daily and payable monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the total annual operating expenses (excluding all federal, state and local taxes, interest, dividends and interest on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 1.00% of the Fund’s average daily net assets.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three years following the year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  As of June 30, 2019, the Adviser recouped $7,328 of previously waived expenses. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:
Expiration	Amount

June 2020	$65,658
June 2021	$55,322
June 2022	$35,058

Mr. Frederick Taylor serves as an Interested Trustee on the Trust as that term is defined in Section 2(a)(19) of the 1940 Act because of his association with the Adviser. For his services on the Board of Trustees, Mr. Taylor receives an annual fee of $15,000 from the Fund. Please see the Trustees & Officers table for further information.

5. Shares of Common Stock
 Transactions in shares of common stock were as follows:
	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
Shares Sold	661,936	866,945
Shares Redeemed	(176,230)	(755,969)
Shares Reinvested	—	168,419
Net Increase	485,706	279,395
Shares Outstanding:
Beginning of Period	8,540,810	8,261,415
End of Period	9,026,516	8,540,810

6. Tax Information
As of December 31, 2018, the Fund’s most recently completed fiscal year end, the components of accumulated earnings on a tax basis were as follows:

Cost of Investments	$89,588,071
Gross tax unrealized appreciation	$56,464,947
Gross tax unrealized depreciation	(8,032,500)
Net unrealized appreciation	48,432,447
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Accumulated gain (loss)	(293,335)
Distributable earnings	$48,139,112

The basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales and partnership basis adjustments.

There were no distributions paid during the six months ended June 30, 2019.

The tax character of distributions paid during the years ended December 31, 2018 and 2017 were as follows:

	2018	2017
Ordinary Income	$386,081	$453,876
Long-Term Capital Gain	$2,638,078	$2,132,956

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2019 (Unaudited)

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward and offset such losses against any future realized capital gains. At December 31, 2018, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. The Fund plans to defer, on a tax basis, late year post-October capital losses of $293,335.

7. Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with its service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

THE EVERCORE EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period

	Six Months
	Ended
	June 30,	Years Ended December 31,
	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
	(Unaudited)
Per Share Data
Net asset value,
beginning of period	$16.10	$17.32	$14.07	$13.40	$14.39	$13.23	$9.84	$8.99	$8.93	$7.76	$5.79

Income from investment operations:
Net investment income (loss)(1)	0.04	0.02	0.02	0.02	0.04	0.02	0.02	0.01	0.04	(0.01)	(0.02)
Net realized and unrealized
gain (loss) on investments	3.35	(0.88)	3.55	0.69	(0.37)	2.07	3.68	0.87	0.02	1.18	1.99
Total from investment operations	3.39	(0.86)	3.57	0.71	(0.33)	2.09	3.70	0.88	0.06	1.17	1.97

Less distributions:
Distributions from
net investment income	—	(0.04)	(0.05)	(0.03)	(0.04)	(0.02)	(0.03)	(0.03)	—	—	—
Distributions from net realized
gains from security transactions	—	(0.32)	(0.27)	(0.01)	(0.62)	(0.91)	(0.28)	—	—	—	—
Total distributions	—	(0.36)	(0.32)	(0.04)	(0.66)	(0.93)	(0.31)	(0.03)	—	—	—
Net asset value, end of period	$19.49	$16.10	$17.32	$14.07	$13.40	$14.39	$13.23	$9.84	$8.99	$8.93	$7.76
Total return	21.06%	(4.94)%	25.35%	5.31%	(2.30)%	15.74%	37.65%	9.77%	0.67%	15.08%	34.02%

Supplemental data and ratios:
Net assets, end of period (in 000’s)	$175,963	$137,523	$143,081	$114,616	$109,354	$97,184	$78,048	$54,216	$28,051	$20,394	$12,209
Ratio of operating expenses to
average net assets,
before reimbursements	1.02%	1.02%	1.06%	1.07%	1.07%	1.29%	1.25%	1.32%	1.47%	2.08%	1.98%
Ratio of operating expenses to
average net assets,
net of reimbursements	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.63%	1.95%
Ratio of net investment income (loss)
to average net assets,
before reimbursements	0.46%	0.11%	0.06%	0.08%	0.27%	(0.14)%	(0.10)%	0.05%	(0.04)%	(0.64)%	(0.34)%
Ratio of net investment income (loss)
to average net assets,
net of reimbursements	0.48%	0.13%	0.12%	0.16%	0.34%	0.15%	0.15%	0.37%	0.43%	(0.19)%	(0.31)%
Portfolio turnover rate	7.23%	14.13%	10.73%	22.60%	23.52%	21.53%	36.65%	84.10%	88.29%	42.58%	49.44%
__________

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

The accompanying notes are an integral part of these financial statements.

EVERCORE EQUITY FUND
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

			Expenses
			Paid
	Beginning	Ending	During
	Account	Account	Period(1)
	Value	Value	1/1/19 –
	1/1/19	6/30/19	6/30/19
Actual(2)	$1,000.00	$1,210.60	$5.48
Hypothetical (5% return
before expenses)	1,000.00	1,019.84	5.01

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.00% for the six-months ended June 30, 2019, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended June 30, 2019 of 21.06%.

EVERCORE EQUITY FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
June 30, 2019 (Unaudited)

ADDITIONAL INFORMATION
June 30, 2019 (Unaudited)

Availability of Proxy Voting Information
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 443-4693 or by accessing the Fund’s website at www.evercorewealthfunds.com and the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Fund Portfolio Information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov, or by calling the Fund at (800) 443-4693. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund will make its portfolio holdings information publicly available by posting the information at www.evercorewealthfunds.com on a monthly basis.

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TRUSTEES
Frederick Taylor, Chairman
Laird I. Grant
Katharine Plourde

OFFICERS
Frederick Taylor, President
Ruth Calaman, Executive Vice President,
  Secretary & Chief Compliance Officer
Bill Rouse,
  Executive Vice President & Treasurer

INVESTMENT ADVISOR
Evercore Wealth Management, LLC.
55 East 52nd Street
23rd Floor
New York, New York 10055

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, Wisconsin 53201

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Ave.
Milwaukee, Wisconsin 53202

EVERCORE EQUITY FUND
55 East 52nd Street
23rd Floor
New York, New York 10055
(800) 443-4693
http://www.evercorewealthfunds.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 Wall Street EWM Funds Trust

By (Signature and Title)*                   /s/ Frederick Taylor
Frederick Taylor, President

Date     September 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Frederick Taylor
Frederick Taylor, President

Date     September 3, 2019

By (Signature and Title)*                   /s/ Dianna Caban
Dianna Caban, Treasurer

Date     September 3, 2019

* Print the name and title of each signing officer under his or her signature.